Goodwill	12 Months Ended
Jun. 30, 2018
Intangible Assets, Net/Goodwill [Abstract]
GOODWILL

NOTE 9 – GOODWILL

The changes in the carrying amount of goodwill for the year ended June 30, 2018 were as follows:

For the year ended June 30, 2018
Balance as of July 1, 2017	$195,080
Reverse of goodwill arising from acquisition of Judge China	(26,302)
Foreign currency translation adjustment	4,782
$173,560

The consideration of Judge China was reduced by $26,302 due to the bad debts for the receivable from Judge Asia as of June 30, 2018.

The Company performed its annual goodwill impairment review for the year ended June 30, 2018 and determined there was no impairment as of June 30, 2018.